Diversified Value Portfolio

Schedule of Investments (unaudited)
As of March 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (97.6%)
Communication Services (5.1%)
Comcast Corp. Class A	854,937	34,180
Verizon Communications Inc.	203,039	12,006
AT&T Inc.	86,340	2,708
		48,894
Consumer Discretionary (6.7%)
Lowe's Cos. Inc.	330,766	36,209
Dollar General Corp.	232,587	27,748
		63,957
Consumer Staples (5.3%)
Philip Morris International Inc.	330,101	29,178
Imperial Brands plc ADR	628,173	21,716
		50,894
Energy (13.0%)
Phillips 66	245,461	23,361
BP plc ADR	469,165	20,512
ConocoPhillips	303,450	20,252
Schlumberger Ltd.	444,468	19,365
EOG Resources Inc.	199,589	18,997
Chevron Corp.	91,921	11,323
Valero Energy Corp.	116,646	9,895
		123,705
Financials (20.1%)
American Express Co.	288,942	31,581
Wells Fargo & Co.	624,125	30,158
US Bancorp	598,976	28,865
American International Group Inc.	659,137	28,382
JPMorgan Chase & Co.	227,310	23,010
State Street Corp.	265,607	17,480
Northern Trust Corp.	133,117	12,035
Bank of New York Mellon Corp.	180,703	9,113
Navient Corp.	481,560	5,572
SLM Corp.	481,741	4,774
		190,970
Health Care (14.4%)
Johnson & Johnson	208,222	29,107
Medtronic plc	315,898	28,772
Sanofi ADR	568,834	25,188
CVS Health Corp.	364,721	19,669
Pfizer Inc.	443,438	18,833
Cigna Corp.	95,590	15,373
		136,942
Industrials (10.7%)
United Technologies Corp.	268,979	34,668
^ Johnson Controls International plc	848,775	31,354
General Electric Co.	2,111,297	21,092
General Dynamics Corp.	81,982	13,878

^ Wabtec Corp.		10,038	740
			101,732
Information Technology (10.0%)
Oracle Corp.		694,215	37,286
QUALCOMM Inc.		519,885	29,649
Microsoft Corp.		244,220	28,804
			95,739
Materials (7.6%)
Air Products & Chemicals Inc.		207,473	39,619
DowDuPont Inc.		608,145	32,420
			72,039
Utilities (4.7%)
Dominion Energy Inc.		395,923	30,351
Exelon Corp.		279,250	13,999
			44,350
Total Common Stocks (Cost $845,736)			929,222
	Coupon
Temporary Cash Investment (3.3%)
Money Market Fund (3.3%)
1,2 Vanguard Market Liquidity Fund (Cost $31,465)	2.554%	314,609	31,467
Total Investments (100.9%) (Cost $877,201)			960,689
Other Asset and Liabilities-Net (-0.9%)[2]			(8,950)
Net Assets (100%)			951,739
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,009,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $11,319,000 of collateral received for securities on loan. ADR-American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Diversified Value Portfolio

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At March 31, 2019, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.